Operating Profit - Summary of Operating Profit (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Amortization of intangible assets	¥ 143	¥ 160	¥ 142
Depreciation of property, plant and equipment (Note 17) - owned	9,078	7,926	7,065
Depreciation of property, plant and equipment, owned		6,690	6,302
Depreciation of right-of-use assets (Note 19(b)) (2018 and 2017: amortization of prepayments for land use rights)	12,298		45
Depreciation of investment properties (Note 18)	25	26	12
Amortization of long-term deferred assets included in other non-current assets	536	468	402
Consumption of flight equipment spare parts	1,013	1,088	1,131
Auditors' remuneration	18	17	19
Foreign exchange differences, net	¥ 990	¥ 2,040	¥ (2,001)